Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 6 – Commitments and Contingencies

Operating Lease

The Company accounts for leases in accordance with FASB ASC 842: Leases, which requires lessees to apply the right-of-use (ROU) model by recognizing a right-of-use asset and a lease liability for all leases with terms exceeding 12 months.

Lease classification determines the pattern of expense recognition in the Statements of Operations:

●	Operating leases: Recognized on a straight-line basis as lease expense over the lease term.

Lease Recognition and Measurement

The Company evaluates whether an arrangement contains a lease at inception and recognizes the lease in the financial statements upon lease commencement (the date the underlying asset is available for use). ROU assets represent the Company’s right to use an asset over the lease term, while lease liabilities reflect the present value of future lease payments.

At lease commencement:

●	ROU assets and lease liabilities are initially measured at the present value of lease payments.

●	The Company primarily uses its incremental borrowing rate (IBR) to determine the present value of lease payments, except when an implicit rate is readily determinable.

●	The IBR is based on market data, adjusted for credit risk and lease term.

Practical Expedients and Lease Components

The Company applies certain practical expedients to simplify lease accounting:

●	Lease and non-lease components are combined for classification and measurement, except for direct sales-type leases and production equipment embedded in supply agreements.

●	Short-term leases (12 months or less, without purchase or renewal options) are not recorded on the balance sheet.

Lease Term and Expense Recognition

●	Lease liabilities include options to extend or terminate when reasonably certain of exercise.

●	Operating lease expense is recognized on a straight-line basis over the lease term and reported under general and administrative expenses.

●	Variable lease payments based on an index/rate are initially measured using the rate at lease commencement, with differences expensed as incurred.

Company Lease Commitments

As of September 30, 2025 and December 31, 2024, the Company had no finance leases under FASB ASC 842.

Right-of-Use Operating Lease

On July 8, 2025, the Company executed a five-year lease for its office space, covering the period from July 8, 2025 to July 8, 2030.

●	Lease term: 60 months (five years)

●	Monthly lease payments:

○	Months 1-12: $3,626 per month

○	Months 13-24: $3,777 per month

○	Months 25-60: $4,200 per month

●	Total lease obligation: $240,040 (excluding variable monthly operating expenses)

●	Occupancy date: August 1, 2025

●	Renewal option: The lease has no renewal options.

●	Lease classification: The lease is evaluated under FASB ASC 842, Leases, and recorded as a right-of-use (ROU) asset and lease liability based on the present value of lease payments ($196,049) at lease commencement.

●	Lease incentives/allowances – none

●	Guarantee – The lease is guaranteed by the Company’s Chief Executive Officer. The guarantee is unconditional and continuing, and covers the full performance of the lease obligations, including payment of rent and fulfillment of all tenant responsibilities.

The Company recognizes lease expense on a straight-line basis over the lease term.

Right-of-Use Operating Lease – Lease Termination

On June 26, 2025, the Company entered into an agreement to terminate its existing operating lease, which was originally scheduled to expire on May 31, 2027. The last payment was made July 1, 2025. Pursuant to the agreement, the termination is effective as of August 31, 2025.

As part of the termination agreement, the Company paid a lump-sum settlement of $20,000 to the lessor. This payment has been recorded as a lease termination expense in the Statements of Operations in 2025.

Upon termination, the Company:

●	Derecognized the right-of-use (ROU) asset and the corresponding lease liability related to the lease;

●	Recognized any difference between the asset and liability as a gain or loss on lease termination;

●	Included the $20,000 termination fee in the total expense recognized upon derecognition.

Loss on lease termination of $15,018 was calculated as follows:

Right-of-Use Asset	$28,228
Cash paid to terminate lease	20,000
Lease liability	(33,210)
Loss on lease termination	$15,018

On March 17, 2022, the Company executed a five-year lease extension for its office space, covering the period from June 1, 2022, through May 31, 2027.

●	Lease term: 60 months (five years)

●	Monthly lease payments:

○	Years 1-3: $1,600 per month

○	Years 4-5: $1,700 per month

●	Total lease obligation: $57,600 for the first three years and $40,800 for the last two years

●	Renewal option: The Company has the option to extend the lease for an additional five years through May 31, 2032.

●	Lease classification: The lease is evaluated under FASB ASC 842, Leases, and recorded as a right-of-use (ROU) asset and lease liability based on the present value of lease payments at lease commencement.

●	Renewal option assessment: At lease inception, based on historical operations, the Company does not expect to exercise the renewal option and has excluded it from lease liability calculations.

The Company recognizes lease expense on a straight-line basis over the lease term.

The tables below present information regarding the Company’s operating lease asset and liability at September 30, 2025 and December 31, 2024, respectively:

	September 30, 2025	December 31, 2024
Assets

Operating lease - right-of-use asset - non-current	$189,514	$38,976

Liabilities

Operating lease liability	$191,395	$44,202

Weighted-average remaining lease term (years)	4.84	2.42

Weighted-average discount rate	8%	8%

	September 30, 2025	September 30, 2024

Operating lease costs

Amortization of right-of-use operating lease asset	$17,283	$8,065
Lease liability expense in connection with obligation repayment	3,078	$2,247
Total operating lease costs	$20,361	$10,312

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$20,352	$9,600
Right-of-use asset obtained in exchange for new operating lease liability	$196,049	$—

Future minimum lease payments required under leases that have initial or remaining non-cancelable lease terms in excess of one year at December 31,:

2025 (3 months)	$10,878
2026	44,267
2027	47,439
2028	50,400
2029	50,400
Thereafter	29,400
Total undiscounted cash flows	232,784
Less: amount representing interest	41,389
Present value of operating lease liability	191,395
Less: current portion of operating lease liability	29,561
Long-term operating lease liability	$161,834

Contingencies – Legal Matters

The Company may be subject to litigation claims arising in the ordinary course of business. The Company records litigation accruals for legal matters which are both probable and estimable and for related legal costs as incurred. The Company does not reduce these liabilities for potential insurance or third-party recoveries.

As of September 30, 2025 and December 31, 2024, respectively, the Company is not aware of any litigation, pending litigation, or other transactions that require accrual or disclosure.

Note 6 – Commitments and Contingencies

Operating Lease

The Company accounts for leases in accordance with FASB ASC 842: Leases, which requires lessees to apply the right-of-use (ROU) model by recognizing a right-of-use asset and a lease liability for all leases with terms exceeding 12 months. Lease classification determines the pattern of expense recognition in the statement of operations:

●	Operating leases: Recognized on a straight-line basis as lease expense over the lease term.

Lease Recognition and Measurement

The Company evaluates whether an arrangement contains a lease at inception and recognizes the lease in the financial statements upon lease commencement (the date the underlying asset is available for use). ROU assets represent the Company’s right to use an asset over the lease term, while lease liabilities reflect the present value of future lease payments.

At lease commencement:

●	ROU assets and lease liabilities are initially measured at the present value of lease payments.

●	The Company primarily uses its incremental borrowing rate (IBR) to determine the present value of lease payments, except when an implicit rate is readily determinable.

●	The IBR is based on market data, adjusted for credit risk and lease term.

Practical Expedients and Lease Components

The Company applies certain practical expedients to simplify lease accounting:

●	Lease and non-lease components are combined for classification and measurement, except for direct sales-type leases and production equipment embedded in supply agreements.

●	Short-term leases (12 months or less, without purchase or renewal options) are not recorded on the balance sheet.

Lease Term and Expense Recognition

●	Lease liabilities include options to extend or terminate when reasonably certain of exercise.

●	Operating lease expense is recognized on a straight-line basis over the lease term and reported under general and administrative expenses.

●	Variable lease payments based on an index/rate are initially measured using the rate at lease commencement, with differences expensed as incurred.

Company Lease Commitments

As of December 31, 2024, and 2023, the Company had no finance leases under FASB ASC 842.

On March 17, 2022, the Company executed a five-year lease extension for its office space, covering the period from June 1, 2022, through May 31, 2027.

●	Lease term: 60 months (five years)

●	Monthly lease payments:

○	Years 1-3: $1,600 per month

○	Years 4-5: $1,700 per month

●	Total lease obligation: $57,600 for the first three years and $40,800 for the last two years.

●	Renewal option: The Company has the option to extend the lease for an additional five years through May 31, 2032.

●	Lease classification: The lease is evaluated under FASB ASC 842, Leases, and recorded as a right-of-use (ROU) asset and lease liability based on the present value of lease payments at lease commencement.

●	Renewal option assessment: At lease inception, based on historical operations, the Company does not expect to exercise the renewal option and has excluded it from lease liability calculations.

The Company recognizes lease expense on a straight-line basis over the lease term.

See Note 11 regarding the cancellation of this lease on August 1, 2025, as well as the execution of a new right-of-use operating lease.

The tables below present information regarding the Company’s operating lease asset and liability at December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Assets

Operating lease - right-of-use asset - non-current	$38,976	$55,111

Liabilities

Operating lease liability	$44,202	$59,208

Weighted-average remaining lease term (years)	2.42	3.42

Weighted-average discount rate	8%	8%

The components of lease expense were as follows:

	December 31, 2024	December 31, 2023

Operating lease costs

Amortization of right-of-use operating lease asset	$16,130	$16,130
Lease liability expense in connection with obligation repayment	4,194	$5,344
Total operating lease costs	$20,324	$21,474

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$19,200	$19,200
Right-of-use asset obtained in exchange for new operating lease liability	$—	$—

Future minimum lease payments required under leases that have initial or remaining non-cancelable lease terms in excess of one year at December 31,:

2025	$19,900
2026	20,400
2027	8,500
Total undiscounted cash flows	48,800
Less: amount representing interest	4,598
Present value of operating lease liability	44,202
Less: current portion of operating lease liability	19,900
Long-term operating lease liability	$24,302

Contingencies – Legal Matters

The Company may be subject to litigation claims arising in the ordinary course of business. The Company records litigation accruals for legal matters which are both probable and estimable and for related legal costs as incurred. The Company does not reduce these liabilities for potential insurance or third-party recoveries.

As of December 31, 2024 and 2023, the Company is not aware of any litigation, pending litigation, or other transactions that require accrual or disclosure.